CHANGE OF CONTROL (Details Narrative)	Dec. 20, 2021 $ / shares shares
W K L Global Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity Method Investment, Ownership Percentage	67.34%
Stock Issued During Period, Shares, Issued for Services	2,000,000
Securities Purchase Agreement [Member] | Low Wai Koon [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross	2,000,000
Equity Method Investment, Ownership Percentage	67.34%
Sale of Stock, Price Per Share | $ / shares	$ 100